INVENTORY - Schedule of Inventory (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Inventories [Abstract]
Product inventory	$ 285	$ 263
Materials and supplies	609	426
Total inventory	$ 894	$ 689